UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Integrated U.S. Small-Mid Cap Core Equity Fund

Investor Class (TQSMX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class	$48	0.87%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,929,990
Number of Portfolio Holdings	372
Table Summary

Portfolio Turnover Rate	39.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	22.0%
Financials	16.6
Health Care	16.1
Information Technology	16.0
Consumer Discretionary	9.1
Real Estate	6.2
Materials	4.9
Energy	4.3
Utilities	2.4
Other	2.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
MKS	1.0%
Axis Capital Holdings	0.8
Acuity	0.8
Textron	0.8
Toll Brothers	0.8
Teledyne Technologies	0.8
nVent Electric	0.8
Permian Resources	0.7
Rambus	0.7
Tenet Healthcare	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F202-053 8/26

Integrated U.S. Small-Mid Cap Core Equity Fund

Investor Class (TQSMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Integrated U.S. Small-Mid Cap Core Equity Fund

Advisor Class (TQSAX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Advisor Class	$62	1.14%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,929,990
Number of Portfolio Holdings	372
Table Summary

Portfolio Turnover Rate	39.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	22.0%
Financials	16.6
Health Care	16.1
Information Technology	16.0
Consumer Discretionary	9.1
Real Estate	6.2
Materials	4.9
Energy	4.3
Utilities	2.4
Other	2.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
MKS	1.0%
Axis Capital Holdings	0.8
Acuity	0.8
Textron	0.8
Toll Brothers	0.8
Teledyne Technologies	0.8
nVent Electric	0.8
Permian Resources	0.7
Rambus	0.7
Tenet Healthcare	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F220-053 8/26

Integrated U.S. Small-Mid Cap Core Equity Fund

Advisor Class (TQSAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Integrated U.S. Small-Mid Cap Core Equity Fund

I Class (TQSIX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	$37	0.68%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,929,990
Number of Portfolio Holdings	372
Table Summary

Portfolio Turnover Rate	39.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	22.0%
Financials	16.6
Health Care	16.1
Information Technology	16.0
Consumer Discretionary	9.1
Real Estate	6.2
Materials	4.9
Energy	4.3
Utilities	2.4
Other	2.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
MKS	1.0%
Axis Capital Holdings	0.8
Acuity	0.8
Textron	0.8
Toll Brothers	0.8
Teledyne Technologies	0.8
nVent Electric	0.8
Permian Resources	0.7
Rambus	0.7
Tenet Healthcare	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F571-053 8/26

Integrated U.S. Small-Mid Cap Core Equity Fund

I Class (TQSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TQSMX Integrated U.S. Small-
Mid Cap Core Equity
Fund
TQSAX Integrated U.S. Small-
Mid Cap Core Equity
Fund–
.
Advisor Class
TQSIX Integrated U.S. Small-
Mid Cap Core Equity
Fund–
.
I Class

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 25 .22 $ 22 .62 $ 20 .63 $ 17 .56 $ 21 .39 $ 17 .81
Investment
activities
Net investment
income
(1)(2)
0 .04 0 .13 0 .15 0 .13 0 .11 0 .02
Net realized and
unrealized gain/
loss 5 .13 2 .76 3 .31 3 .64 ( 2 .87 ) 3 .86
Total from
investment
activities 5 .17 2 .89 3 .46 3 .77 ( 2 .76 ) 3 .88
Distributions
Net investment
income — ( 0 .11 ) ( 0 .14 ) ( 0 .11 ) ( 0 .09 ) ( 0 .06 )
Net realized gain — ( 0 .18 ) ( 1 .33 ) ( 0 .59 ) ( 0 .98 ) ( 0 .24 )
Total distributions — ( 0 .29 ) ( 1 .47 ) ( 0 .70 ) ( 1 .07 ) ( 0 .30 )
NET ASSET
VALUE
End of period $ 30 .39 $ 25 .22 $ 22 .62 $ 20 .63 $ 17 .56 $ 21 .39

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
20 .50% 12 .74% 16 .40% 21 .61% ( 13 .10 ) % 21 .86%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .87%
(4)
0 .90% 0 .90% 0 .96% 1 .02% 0 .98%
Net expenses
after waivers/
payments by
Price Associates 0 .87%
(4)
0 .87% 0 .87% 0 .87% 0 .87% 0 .87%
Net investment
income 0 .28%
(4)
0 .55% 0 .64% 0 .68% 0 .57% 0 .11%
Portfolio turnover
rate 39 .3% 48 .1% 52 .6% 57 .1% 50 .2% 14 .5%
Net assets, end
of period (in
thousands) $582,073 $412,293 $290,439 $178,603 $125,701 $177,412
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 25 .25 $ 22 .62 $ 20 .65 $ 17 .52 $ 21 .38 $ 17 .79
Investment
activities
Net investment
income (loss)
(1)(2)
—
(3)
0 .07 0 .08 0 .07 0 .06 ( 0 .03 )
Net realized and
unrealized gain/
loss 5 .14 2 .74 3 .31 3 .65 ( 2 .89 ) 3 .86
Total from
investment
activities 5 .14 2 .81 3 .39 3 .72 ( 2 .83 ) 3 .83
Distributions
Net investment
income — — ( 0 .09 ) — ( 0 .05 ) —
Net realized gain — ( 0 .18 ) ( 1 .33 ) ( 0 .59 ) ( 0 .98 ) ( 0 .24 )
Total distributions — ( 0 .18 ) ( 1 .42 ) ( 0 .59 ) ( 1 .03 ) ( 0 .24 )
NET ASSET
VALUE
End of period $ 30 .39 $ 25 .25 $ 22 .62 $ 20 .65 $ 17 .52 $ 21 .38

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
20 .36% 12 .42% 16 .06% 21 .33% ( 13 .40 ) % 21 .59%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .30%
(5)
1 .42% 1 .41% 1 .28% 1 .36% 1 .49%
Net expenses
after waivers/
payments by
Price Associates 1 .14%
(5)
1 .14% 1 .14% 1 .14% 1 .14% 1 .14%
Net investment
income (loss) 0 .01%
(5)
0 .29% 0 .34% 0 .39% 0 .31% ( 0 .14 ) %
Portfolio turnover
rate 39 .3% 48 .1% 52 .6% 57 .1% 50 .2% 14 .5%
Net assets, end
of period (in
thousands) $1,024 $611 $826 $374 $355 $496
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 25 .31 $ 22 .70 $ 20 .69 $ 17 .60 $ 21 .47 $ 17 .87
Investment
activities
Net investment
income
(1)(2)
0 .07 0 .18 0 .19 0 .17 0 .15 0 .07
Net realized and
unrealized gain/
loss 5 .16 2 .76 3 .32 3 .66 ( 2 .90 ) 3 .87
Total from
investment
activities 5 .23 2 .94 3 .51 3 .83 ( 2 .75 ) 3 .94
Distributions
Net investment
income — ( 0 .15 ) ( 0 .17 ) ( 0 .15 ) ( 0 .14 ) ( 0 .10 )
Net realized gain — ( 0 .18 ) ( 1 .33 ) ( 0 .59 ) ( 0 .98 ) ( 0 .24 )
Total distributions — ( 0 .33 ) ( 1 .50 ) ( 0 .74 ) ( 1 .12 ) ( 0 .34 )
NET ASSET
VALUE
End of period $ 30 .54 $ 25 .31 $ 22 .70 $ 20 .69 $ 17 .60 $ 21 .47

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
20 .66% 12 .93% 16 .61% 21 .87% ( 12 .99 ) % 22 .14%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .68%
(4)
0 .70% 0 .71% 0 .74% 0 .77% 0 .80%
Net expenses
after waivers/
payments by
Price Associates 0 .68%
(4)
0 .68% 0 .68% 0 .69% 0 .68% 0 .68%
Net investment
income 0 .48%
(4)
0 .74% 0 .83% 0 .87% 0 .82% 0 .34%
Portfolio turnover
rate 39 .3% 48 .1% 52 .6% 57 .1% 50 .2% 14 .5%
Net assets, end
of period (in
thousands) $1,346,893 $688,026 $447,345 $277,599 $185,340 $74,737
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  1.0%
Entertainment  0.2%
IMAX (1) 76,513 3,050
3,050
Interactive Media & Services  0.2%
EverQuote, Class A (1) 194,535 4,628
4,628
Media  0.6%
New York Times, Class A  67,613 4,732
Nexstar Media Group  20,176 3,603
Sirius XM Holdings  140,910 4,162
12,497
Total Communication Services 20,175
CONSUMER DISCRETIONARY  9.1%
Automobile Components  1.3%
Autoliv  24,695 2,869
BorgWarner  86,068 5,715
Gentex  284,439 7,188
Phinia  54,899 4,522
Visteon  42,502 4,216
24,510
Broadline Retail  0.5%
Global-e Online (1) 145,940 5,069
Ollie's Bargain Outlet Holdings (1) 54,335 4,177
9,246
Diversified Consumer Services  1.5%
Carriage Services  81,380 3,120
Covista (1) 55,215 6,883
Frontdoor (1) 71,595 5,555
Laureate Education (1) 146,163 5,309
Liberty Live Holdings, Class C (1) 41,576 4,392
Perdoceo Education  137,447 4,398
29,657
Hotels, Restaurants & Leisure  1.8%
Boyd Gaming  52,801 4,664
Cava Group (1) 28,494 2,236
Churchill Downs  48,850 4,379
Dutch Bros, Class A (1) 97,471 7,000

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Time Group Holdings (1) 74,077 3,025
Monarch Casino & Resort  48,911 6,437
Travel + Leisure  91,337 6,981
34,722
Household Durables  1.2%
SharkNinja (1) 58,744 8,945
Toll Brothers  90,616 14,929
23,874
Specialty Retail  1.5%
Abercrombie & Fitch, Class A (1) 65,670 5,911
Build-A-Bear Workshop (2) 55,557 1,701
Burlington Stores (1) 9,303 2,947
Floor & Decor Holdings, Class A (1) 59,846 3,552
Ulta Beauty (1) 20,207 9,113
Urban Outfitters (1) 80,524 5,706
28,930
Textiles, Apparel & Luxury Goods  1.3%
Amer Sports (1) 166,230 5,625
Crocs (1) 33,807 4,079
Movado Group  128,886 5,067
On Holding, Class A (1) 106,930 3,787
PVH  37,775 2,805
Ralph Lauren  7,154 2,872
24,235
Total Consumer Discretionary 175,174
CONSUMER STAPLES  1.1%
Consumer Staples Distribution & Retail  0.1%
Performance Food Group (1) 21,459 2,399
2,399
Food Products  0.5%
Ingredion  27,647 2,618
Lamb Weston Holdings  64,758 2,796
Post Holdings (1) 38,903 3,434
8,848
Household Products  0.5%
Central Garden & Pet, Class A (1) 135,425 5,251
Spectrum Brands Holdings  61,110 5,240
10,491
Total Consumer Staples 21,738

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY  4.3%
Energy Equipment & Services  1.9%
Expro Group Holdings (1) 611,093 9,026
HMH Holding, Class A (1) 58,317 1,093
NOV  303,413 5,628
TechnipFMC  138,916 9,210
Weatherford International  134,765 10,983
35,940
Oil, Gas & Consumable Fuels  2.4%
California Resources  68,817 3,638
Energy Fuels (1) 151,546 2,197
Golar LNG  48,449 2,415
Ovintiv  176,176 9,276
Permian Resources, Class A  747,625 13,764
Range Resources  132,957 4,945
Uranium Energy (1) 612,736 6,532
Viper Energy, Class A  80,996 3,434
46,201
Total Energy 82,141
FINANCIALS  16.6%
Banks  6.0%
Amalgamated Financial  105,930 4,862
Associated Banc-Corp  126,510 3,893
Columbia Banking System  215,628 6,911
Customers Bancorp (1) 51,069 4,040
East West Bancorp  84,728 10,937
First BanCorp Puerto Rico  363,659 9,481
Firstsun Capital Bancorp (1) 85,310 3,308
Fulton Financial  453,623 10,973
Hancock Whitney  88,407 6,606
Hanmi Financial  71,839 2,328
Horizon Bancorp  167,651 3,350
Huntington Bancshares  241,961 4,290
International Bancshares  61,450 4,667
Pinnacle Financial Partners  49,140 4,957
Popular  76,123 12,498
Preferred Bank  23,600 2,508
QCR Holdings  32,061 3,121
UMB Financial  40,701 5,810
Western Alliance Bancorp  129,125 10,614
115,154

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Capital Markets  3.1%
Affiliated Managers Group  15,715 5,318
Lincoln International (1) 78,971 1,885
LPL Financial Holdings  12,365 3,483
Main Street Capital (2) 95,234 4,941
Marex Group  210,286 12,817
StepStone Group, Class A  84,652 3,501
StoneX Group (1) 93,182 11,042
TPG  84,947 3,445
Trinity Capital (2) 166,263 2,974
Virtu Financial, Class A  164,180 9,780
59,186
Consumer Finance  1.2%
Enova International (1) 35,218 8,478
FirstCash Holdings  22,500 4,867
SLM  371,632 9,640
22,985
Financial Services  2.2%
Corebridge Financial  63,640 1,822
Corpay (1) 33,186 11,060
Equitable Holdings  96,417 4,231
Global Payments  66,690 4,839
NewtekOne  332,092 4,918
Toast, Class A (1) 190,410 5,297
Voya Financial  107,303 9,714
41,881
Insurance  3.8%
Assurant  17,474 4,692
Ategrity Specialty Holdings (1) 79,960 1,922
Axis Capital Holdings  143,697 15,439
Everest Group  9,702 3,466
Hanover Insurance Group  54,627 11,697
Lincoln National  147,418 5,211
RenaissanceRe Holdings  23,558 7,466
SiriusPoint (1) 467,269 11,214
Skyward Specialty Insurance Group (1) 208,826 12,185
73,292
Mortgage Real Estate Investment Trusts  0.3%
Rithm Capital, REIT  553,478 5,197
5,197
Total Financials 317,695

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  16.1%
Biotechnology  7.4%
Arrowhead Pharmaceuticals (1) 22,570 1,840
Ascendis Pharma (1) 23,492 6,266
Avalo Therapeutics (1) 33,770 624
Beam Therapeutics (1) 73,624 2,527
Bicara Therapeutics (1) 40,582 1,205
Bridgebio Pharma (1) 49,862 3,714
Caris Life Sciences (1)(2) 72,397 1,290
Celcuity (1) 16,570 1,734
Celldex Therapeutics (1) 106,117 3,949
CG oncology (1) 40,901 2,906
Cogent Biosciences (1) 52,267 2,023
Corvus Pharmaceuticals (1) 57,211 855
Cullinan Therapeutics (1) 115,618 2,105
Cytokinetics (1) 54,323 4,628
Denali Therapeutics (1) 104,558 2,689
Dianthus Therapeutics (1) 39,290 3,830
Disc Medicine (1) 43,222 3,161
Dyne Therapeutics (1) 112,874 2,507
Evommune (1) 29,866 397
Halozyme Therapeutics (1) 30,386 2,378
Hemab Therapeutics Holdings (1) 21,905 805
Ideaya Biosciences (1) 40,543 1,511
Immunovant (1) 39,206 1,511
Insmed (1) 17,686 1,886
Ionis Pharmaceuticals (1) 78,469 6,222
Kodiak Sciences (1) 53,930 2,101
Kymera Therapeutics (1) 54,116 6,205
MapLight Therapeutics (1)(2) 32,604 1,169
Mineralys Therapeutics (1) 37,580 1,014
Mirum Pharmaceuticals (1) 35,153 4,115
Monte Rosa Therapeutics (1) 162,414 3,930
Natera (1) 28,053 7,615
Neurocrine Biosciences (1) 17,603 2,967
Nurix Therapeutics (1) 106,842 2,592
ORIC Pharmaceuticals (1) 184,284 1,996
Palvella Therapeutics (1) 8,208 1,254
Praxis Precision Medicines (1) 12,170 4,074
Relay Therapeutics (1) 145,499 2,722
Rhythm Pharmaceuticals (1) 29,165 3,238
Roivant Sciences (1) 165,512 5,857
Scholar Rock Holding (1) 99,259 5,459

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Spyre Therapeutics (1) 25,740 2,285
Stoke Therapeutics (1) 34,123 1,116
Tango Therapeutics (1) 86,260 2,696
Tyra Biosciences (1) 60,843 1,943
Ultragenyx Pharmaceutical (1) 46,722 1,560
United Therapeutics (1) 3,652 1,979
Vaxcyte (1) 59,788 3,475
Vera Therapeutics (1) 61,631 2,645
Viridian Therapeutics (1) 110,485 2,030
Xencor (1) 71,929 1,158
Xenon Pharmaceuticals (1) 54,714 3,303
143,061
Health Care Equipment & Supplies  2.1%
Cooper (1) 55,370 3,971
Establishment Labs Holdings (1) 41,689 3,577
Globus Medical, Class A (1) 110,240 8,710
Kestra Medical Technologies (1)(2) 59,956 1,525
Lantheus Holdings (1)(2) 64,592 7,166
Merit Medical Systems (1) 91,140 6,320
STERIS  11,508 2,423
UFP Technologies (1) 23,422 6,210
39,902
Health Care Providers & Services  3.0%
Billiontoone, Class A (1)(2) 15,483 1,858
BrightSpring Health Services (1) 130,938 9,131
Concentra Group Holdings Parent  84,901 2,526
Encompass Health  109,779 11,096
Guardant Health (1) 54,485 8,174
Quest Diagnostics  43,222 9,161
RadNet (1) 49,698 3,065
Tenet Healthcare (1) 71,562 13,388
58,399
Health Care Technology  0.2%
Waystar Holding (1) 228,983 4,701
4,701
Life Sciences Tools & Services  1.5%
10X Genomics, Class A (1) 54,740 2,099
Charles River Laboratories International (1) 39,069 8,860
Medpace Holdings (1) 15,709 8,319
Repligen (1) 19,783 2,699
Revvity  60,693 6,753
28,730

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  1.9%
Alumis (1) 128,130 3,605
Avalyn Pharma (1) 41,758 1,375
Axsome Therapeutics (1) 14,639 3,583
Crinetics Pharmaceuticals (1) 102,557 3,838
Definium Therapeutics (1) 34,930 1,643
Elanco Animal Health (1) 105,794 2,603
Enliven Therapeutics (1) 21,460 1,089
Jazz Pharmaceuticals (1) 10,944 2,637
MediWound (1)(2) 40,939 602
Ocular Therapeutix (1) 104,339 1,025
Prestige Consumer Healthcare (1) 94,563 4,470
Viatris  696,511 11,061
37,531
Total Health Care 312,324
INDUSTRIALS & BUSINESS SERVICES  22.0%
Aerospace & Defense  3.4%
Arxis, Class A (1) 60,578 2,795
ATI (1) 9,800 1,932
Carpenter Technology  17,257 10,645
Curtiss-Wright  4,719 3,576
Hawkeye 360 (1) 55,264 1,117
Hexcel  49,144 4,917
Karman Holdings (1)(2) 56,545 2,823
MDA Space (1) 69,596 2,873
Moog, Class A  16,819 7,128
StandardAero (1) 196,040 5,863
Textron  163,181 14,969
Woodward  16,655 7,086
65,724
Building Products  1.1%
AZZ  34,346 5,325
Louisiana-Pacific  50,330 3,959
Modine Manufacturing (1) 23,777 6,349
Owens Corning  38,745 6,159
21,792
Commercial Services & Supplies  0.6%
Brady, Class A  38,055 3,485
Element Fleet Management (CAD)  186,581 3,851
Interface  143,894 5,157
12,493

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering  2.0%
API Group (1) 137,786 5,835
Argan  6,070 4,847
Cardinal Infrastructure Group, Class A (1) 45,781 4,313
Everus Construction Group (1) 25,100 4,166
MYR Group (1) 8,030 4,018
Sterling Infrastructure (1) 7,811 6,556
Valmont Industries  13,951 8,058
37,793
Electrical Equipment  3.9%
Acuity  40,010 15,070
Array Technologies (1)(2) 153,196 1,135
Dpc Holdings (1) 26,377 1,294
EnerSys  29,422 6,879
Innio (1) 29,168 1,154
Nextpower, Class A (1) 88,959 10,598
nVent Electric  85,424 14,489
Powell Industries  3,065 878
Sensata Technologies Holding  209,144 9,984
Shoals Technologies Group, Class A (1) 323,495 3,203
Vicor (1) 22,278 8,461
X-Energy (1)(2) 67,362 1,237
74,382
Ground Transportation  0.5%
Saia (1) 15,633 6,584
TFI International  19,480 2,797
9,381
Machinery  7.8%
AGCO  32,020 3,833
Allison Transmission Holdings  26,166 2,950
Atmus Filtration Technologies  190,763 9,727
Blue Bird (1) 81,372 6,425
Esab  90,434 8,920
Federal Signal  53,830 6,917
Fortive  187,627 11,462
Gates Industrial (1) 262,546 7,343
IDEX  17,748 4,028
JBT Marel  85,045 12,332
Middleby (1) 73,804 12,695
Mueller Industries  98,587 12,119
Oshkosh  41,861 6,425
RBC Bearings (1) 1,997 1,286

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Snap-on  9,265 3,728
SPX Technologies (1) 25,641 6,286
Stanley Black & Decker  114,808 10,806
Timken  33,820 4,915
Toro  76,504 7,453
Watts Water Technologies, Class A  28,510 11,160
150,810
Professional Services  1.3%
Booz Allen Hamilton Holding  64,612 3,920
FTI Consulting (1) 40,761 6,074
Genpact  87,953 2,419
Korn Ferry  39,848 2,653
SS&C Technologies Holdings  171,918 10,667
25,733
Trading Companies & Distributors  1.4%
Applied Industrial Technologies  32,207 10,891
Karat Packaging  90,878 3,041
McGrath RentCorp  30,052 3,637
SiteOne Landscape Supply (1) 64,395 7,368
WESCO International  6,095 2,105
27,042
Total Industrials & Business Services 425,150
INFORMATION TECHNOLOGY  16.0%
Communications Equipment  1.3%
Digi International (1) 160,908 12,060
Extreme Networks (1) 124,750 4,038
F5 (1) 3,972 1,652
Viavi Solutions (1) 174,293 8,323
26,073
Electronic Equipment, Instruments & Components  4.7%
Advanced Energy Industries  8,325 3,104
Bel Fuse, Class B  32,171 10,714
Belden  103,379 12,396
Cognex  173,693 12,579
Flex (1) 26,919 4,363
Itron (1) 65,030 5,627
OSI Systems (1) 13,153 2,877
TD SYNNEX  48,305 12,914
Teledyne Technologies (1) 22,196 14,802
TTM Technologies (1) 9,465 1,770

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (1) 36,024 9,484
90,630
Semiconductors & Semiconductor Equipment  5.5%
Amkor Technology  52,214 4,502
AXT (1) 19,960 1,439
Cohu (1) 30,124 2,227
Entegris  50,568 9,095
FormFactor (1) 6,570 1,051
Lattice Semiconductor (1) 74,728 11,430
MACOM Technology Solutions Holdings (1) 24,809 9,437
MKS  43,328 19,272
Onto Innovation (1) 22,722 8,599
Photronics (1) 83,689 2,722
Rambus (1) 103,256 13,706
SiTime (1) 2,524 1,882
Skyworks Solutions  180,010 12,205
Tower Semiconductor (1) 20,336 5,300
Veeco Instruments (1) 43,925 3,330
106,197
Software  4.5%
ACI Worldwide (1) 42,326 2,129
Adeia  99,504 3,277
Appfolio, Class A (1) 38,458 6,167
Arteris (1) 32,116 1,560
BILL Holdings (1) 97,533 3,527
BlackBerry (1) 226,740 2,868
CCC Intelligent Solutions Holdings (1) 1,203,602 6,211
Cipher Digital (1) 38,080 933
Core Scientific (1) 35,860 918
Descartes Systems Group (1) 78,741 5,452
HubSpot (1) 31,010 5,660
Hut 8 (1) 14,990 1,730
InterDigital  47,135 13,345
IREN (1) 57,210 2,616
Mitek Systems (1) 169,730 3,417
nCino (1) 163,550 2,674
Pegasystems  69,550 2,084
Procore Technologies (1) 85,327 3,466
PTC (1) 45,134 5,128
Samsara, Class A (1) 217,280 7,046
Terawulf (1) 37,520 927
Trimble (1) 40,982 2,097
Unity Software (1) 88,111 2,518

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Workiva (1) 29,294 1,421
87,171
Total Information Technology 310,071
MATERIALS  4.9%
Chemicals  2.1%
Albemarle  28,777 3,886
Avient  127,920 4,728
Cabot  55,060 5,001
Element Solutions  57,473 2,744
HB Fuller  107,440 6,263
Mosaic  118,254 2,506
NewMarket  5,603 4,433
Quaker Chemical  17,695 2,811
RPM International  50,763 5,642
Solstice Advanced Materials  21,637 1,917
39,931
Construction Materials  0.1%
Knife River (1) 26,943 2,254
2,254
Containers & Packaging  0.8%
Avery Dennison  26,285 4,267
Myers Industries  131,390 4,639
Packaging Corp. of America  31,150 7,423
16,329
Metals & Mining  1.8%
Alamos Gold, Class A  72,674 2,205
Alcoa  56,537 2,948
Almonty Industries (1) 102,320 1,694
Artemis Gold (CAD) (1) 99,925 2,199
Coeur Mining  280,674 4,581
First Quantum Minerals (CAD) (1) 97,830 2,672
MP Materials (1)(2) 37,135 2,080
OR Royalties (CAD)  64,241 2,034
Reliance  31,627 11,816
USA Rare Earth (1)(2) 117,005 2,525
34,754
Paper & Forest Products  0.1%
West Fraser Timber (2) 25,099 1,699
1,699
Total Materials 94,967

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  6.2%
Diversified Real Estate Investment Trusts  0.2%
Essential Properties Realty Trust, REIT  151,878 4,534
4,534
Health Care Real Estate Investment Trusts  1.0%
American Healthcare REIT, REIT  143,300 7,473
Healthcare Realty Trust, REIT  550,268 11,099
18,572
Hotel & Resort Real Estate Investment Trusts  0.2%
Pebblebrook Hotel Trust, REIT  186,260 3,615
3,615
Industrial Real Estate Investment Trusts  1.0%
Rexford Industrial Realty, REIT  150,354 5,037
STAG Industrial, REIT  191,420 7,285
Terreno Realty, REIT  113,662 7,362
19,684
Office Real Estate Investment Trusts  0.3%
Vornado Realty Trust, REIT  145,281 5,710
5,710
Real Estate Management & Development  0.2%
Jones Lang LaSalle (1) 9,483 2,939
2,939
Residential Real Estate Investment Trusts  0.6%
Equity LifeStyle Properties, REIT  139,104 8,965
Essex Property Trust, REIT  10,856 3,166
12,131
Retail Real Estate Investment Trusts  1.5%
Brixmor Property Group, REIT  188,687 5,949
Federal Realty Investment Trust, REIT  71,771 8,859
NETSTREIT, REIT (2) 308,260 6,514
Regency Centers, REIT  84,159 6,711
28,033
Specialized Real Estate Investment Trusts  1.2%
CubeSmart, REIT  135,880 5,404
EPR Properties, REIT  51,264 2,974
Gaming & Leisure Properties, REIT  148,519 6,613
Lamar Advertising, Class A, REIT  46,673 7,280
22,271
Total Real Estate 117,489

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  2.4%
Electric Utilities  0.9%
Alliant Energy  90,163 6,879
Otter Tail  59,272 5,333
Portland General Electric  82,314 4,266
16,478
Gas Utilities  0.6%
National Fuel Gas  83,463 6,444
UGI  130,329 4,502
10,946
Independent Power & Renewable Electricity
Producers  0.1%
Fervo Energy, Class A (1) 50,612 1,479
1,479
Multi-Utilities  0.6%
Ameren  85,051 9,614
NiSource  58,179 2,767
12,381
Water Utilities  0.2%
Essential Utilities  117,598 4,505
4,505
Total Utilities 45,789
Total Common Stocks (Cost $1,609,981) 1,922,713
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 3.69% (3)(4) 9,837,709 9,838
Total Short-Term Investments (Cost $9,838) 9,838

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.66% (3)(4) 12,015,429 12,015
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 12,015
Total Securities Lending Collateral (Cost $12,015) 12,015
Total Investments in Securities
100.8% of Net Assets
(Cost $1,631,834) $ 1,944,566
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at June 30, 2026.
(3) Seven-day yield
(4) Affiliated Companies
CAD Canadian Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 312
T. Rowe Price Treasury Reserve Fund, 3.66% — — — ++
Totals $ — # $ — $ 312 +
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 5,413 ¤ ¤ $ 9,838
T. Rowe Price Treasury
Reserve Fund, 3.66% 12,987 ¤ ¤ 12,015
Total $ 21,853 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $312 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,853.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,631,834) $ 1,944,566
Receivable for investment securities sold 4,418
Receivable for shares sold 4,170
Dividends receivable 1,018
Cash 871
Foreign currency (cost $6) 6
Cash deposits on futures contracts 1
Other assets 92
Total assets 1,955,142
Liabilities
Obligation to return securities lending collateral 12,015
Payable for investment securities purchased 7,221
Payable for shares redeemed 4,698
Investment management fees payable 989
Due to affiliates 105
Payable to directors 1
Other liabilities 123
Total liabilities 25,152
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 1,929,990
Net Assets Consist of:
Total distributable earnings (loss) $ 447,044
Paid-in capital applicable to 63,293,104 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,482,946
NET ASSETS $ 1,929,990
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $582,073; Shares outstanding: 19,153,081) $ 30.39
Advisor Class
(Net assets: $1,024; Shares outstanding: 33,678) $ 30.39
I Class
(Net assets: $1,346,893; Shares outstanding: 44,106,345) $ 30.54

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $36) $ 8,492
Securities lending 152
Other 1
Total income 8,645
Expenses
Investment management 4,722
Shareholder servicing
Investor Class $ 477
Advisor Class 1
I Class 45 523
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 15
Advisor Class 1
I Class 5 21
Custody and accounting 122
Registration 56
Legal and audit 17
Directors 2
Miscellaneous 11
Repaid to Price Associates 144
Total expenses 5,619
Net investment income 3,026

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 133,105
Futures 240
Foreign currency transactions (4)
Net realized gain 133,341
Change in net unrealized gain / loss on securities 159,812
Net realized and unrealized gain / loss 293,153
INCREASE IN NET ASSETS FROM OPERATIONS $ 296,179

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,026 $ 5,385
Net realized gain 133,341 42,509
Change in net unrealized gain / loss 159,812 47,442
Increase in net assets from operations 296,179 95,336
Distributions to shareholders
Net earnings
Investor Class – (4,596)
Advisor Class – (4)
I Class – (7,828)
Decrease in net assets from distributions – (12,428)
Capital share transactions
*
Shares sold
Investor Class 333,884 326,365
Advisor Class 346 270
I Class 528,803 399,762
Distributions reinvested
Investor Class – 4,254
Advisor Class – 4
I Class – 7,386
Shares redeemed
Investor Class (271,777) (245,060)
Advisor Class (87) (590)
I Class (58,288) (212,979)
Increase in net assets from capital share
transactions 532,881 279,412

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 829,060 362,320
Beginning of period 1,100,930 738,610
End of period $ 1,929,990 $ 1,100,930
*Share information (000s)
Shares sold
Investor Class 12,166 14,273
Advisor Class 13 11
I Class 19,018 16,660
Distributions reinvested
Investor Class – 164
Advisor Class – –
(1)
I Class – 283
Shares redeemed
Investor Class (9,362) (10,930)
Advisor Class (3) (24)
I Class (2,091) (9,474)
Increase in shares outstanding 19,741 10,963
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated U.S. Small-
Mid Cap Core Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the Integrated U.S.
Small-Mid Cap Core Equity Fund (Investor Class), the Integrated U.S. Small-
Mid Cap Core Equity Fund–Advisor Class (Advisor Class) and the Integrated
U.S. Small-Mid Cap Core Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $49,676,000 of net gain on
$62,295,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,911,957 $ 10,756 $ — $ 1,922,713
Short-Term Investments 9,838 — — 9,838
Securities Lending Collateral 12,015 — — 12,015
Total $ 1,933,810 $ 10,756 $ — $ 1,944,566

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30,
2026, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, cash of $1,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives
$
240
Total
$
240

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $20,807,000; the aggregate value of collateral was $21,154,000 and consisted of cash collateral and related investments of $12,015,000 and
U.S. government securities of $9,139,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,187,278,000 and
$587,452,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,633,586,000. Net unrealized gain aggregated $310,980,000 at period-end, of which $364,750,000 related to appreciated investments and $53,770,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $435,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $200,000 for T. Rowe Price Services, Inc.;
and $27,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, approximately 4% of the I Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.87% 1.14% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $89 $(1) $56

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
Broadridge compared the fund with peer groups consisting of small-cap core funds.
In comparison to other small-cap core funds, the information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe). In comparison to other small-cap core funds, the information provided to the Board for the fund’s
I Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the first quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
At the request of the Adviser, Broadridge also compared the fund with peer groups consisting of mid-cap core funds. In comparison to other mid-cap core funds, the information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe). In comparison to other mid-cap core funds, the information provided to the Board for the fund’s I Class indicated
that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F202-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026